Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent events
30.	Subsequent events

Strategic collaboration agreement and a software license agreement

On December 9, 2024, the Company announced that LeddarTech and Texas Instruments (“TI”) have entered into a strategic collaboration agreement and a software license agreement to enable a comprehensive, integrated platform solution for ADAS an AD markets. Under the license agreement, TI has agreed to make advanced royalty payments to catalyse joint commercialization.

The agreement outlines a total payment of approximately US$10 million in advance royalties, with the potential for additional royalties over time. An initial payment of US$5.0 million was received by the Company on December 12, 2024. A subsequent payment of US$3.0 million USD will follow the completion of the demonstrator, which is planned to debut at the Consumer Electronics Show in Las Vegas next month. The final US$1.9 million will be contingent upon the execution of a client contract with an original equipment manufacturer (OEM).

The consideration received in advance from TI will be recorded as deferred revenue until the Company fulfills its related obligations.

Credit Facility and Bridge Financing

On December 6, 2024, in connection with the collaboration and license agreements with TI and the advanced royalty payments provided thereunder (the “TI Pre-paid Royalty Fee”), LeddarTech entered into:

-	a fourteenth amendment of its Credit facility with Desjardins pursuant to which Desjardins has agreed to, among other things: (i) temporarily postpone payment of interest for a certain period of time, and (ii) temporarily suspend the minimum cash covenant until the earlier of (a) December 13, 2024, and (b) the date of disbursement to LeddarTech of the full first instalment of the TI Pre-paid Royalty Fee.

-	a second amendment of the Bridge Financing modifying among other things, the maturity of the bridge loan to December 13, 2024, which date will automatically be extended upon the disbursement by TI to LeddarTech of the full first instalment of the TI Pre-paid Royalty Fee, to the earlier of (a) January 31, 2025 and (b) the business day following the Short-Term Outside Date.

Also, on October 15, 2024, the Tranche 2 of the Bridge Financing was issued for an aggregate amount of US$2.8 million composed of US$0.9 million in Non-Convertible Bridge Loan and US$1.9 million in Convertible Bridge Loan.

Issuance of common shares under the SEPA agreement

In December 2024, the Company issued 5,490,000 common shares under the SEPA agreement (refer to Note 18), generating net proceeds of US$9 million.